Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
schedule of inventory
	December 31,
	2022	2021
	U.S. dollars in thousands
Goods in transit	8	161
Finished goods	1,783	1,066
	1,791	1,227